Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax
Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Income (loss) recorded in the Netherlands	(32)	(22)	(20)
Income (loss) from foreign operations	4,795	4,508	2,357
Income (loss) before income tax benefit (expense)	4,763	4,486	2,337

Income Tax Benefit (Expense)
Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
The Netherlands taxes - current	—	—	—
Foreign taxes - current	(528)	(510)	(285)
Total current taxes	(528)	(510)	(285)
The Netherlands taxes - deferred	—	—	—
Foreign taxes - deferred	(13)	(10)	(46)
Total deferred taxes	(13)	(10)	(46)
Income tax expense	(541)	(520)	(331)
Effective tax rate	11%	12%	14%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate
The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.8% in 2023, 25.8% in 2022 and 25% in 2021, and the effective income tax rate are the following:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Income tax benefit (expense) computed at statutory rate	(1,229)	(1,158)	(584)
Non-deductible and non-taxable permanent differences, net	6	22	4
Change in valuation allowances	—	140	(2)
Effect of changes in tax laws and similar	149	6	6
Current year tax credits	29	30	39
Other tax and credits	34	(51)	(22)
Benefits from tax holidays	45	60	49
Net impact of changes to uncertain tax positions	(8)	(12)	(8)
Earnings of subsidiaries taxed at different rates	433	443	187
Income tax benefit (expense)	(541)	(520)	(331)

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Tax loss carryforwards, tax credits and other tax attributes	886	520
Less unrecognized tax benefits	(21)	(25)
Tax loss carryforwards, tax credits and other tax attributes, net of unrecognized tax benefits	865	495
Inventory valuation	48	42
Fixed asset depreciation	61	55
Increased depreciation incentives	48	83
Capitalized development costs	38	79
Receivables for government funding	152	121
Tax credits granted on capital investments	226	218
Pension	67	62
Stock awards	17	17
Operating lease liabilities	69	50
Commercial accruals	38	27
Other temporary differences	33	27
Total deferred tax assets	1,662	1,276
Valuation allowances	(782)	(416)
Deferred tax assets, net	880	860
Accelerated fixed asset depreciation	(40)	(37)
Acquired intangible assets	(24)	(23)
Advances of government funding	(185)	(177)
Operating lease right-of-use assets	(62)	(50)
Other temporary differences	(31)	(31)
Deferred tax liabilities	(342)	(318)
Net deferred income tax asset	538	542

Gross Deferred Tax Assets On Tax Loss Carryforwards And Investment Credits Expiration Table Text Block
As of December 31, 2023, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards, tax credits and other tax attributes that expire starting from 2024.

December 31,
Year	2023
2024	3
2025	2
2026	2
2027	4
2028	3
Thereafter	872
Total	886

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits
A reconciliation of 2023, 2022 and 2021 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	61	118	48
Additions based on tax positions related to the current year	—	4	72
Additions based on acquisitions related to the current year	—	—	—
Additions for tax positions of prior years	11	13	1
Reduction for tax positions of prior years	—	(69)	(1)
Settlements	(14)	(2)	—
Reductions due to lapse of statute of limitations	(4)	—	—
Foreign currency translation	1	(3)	(2)
Balance at end of year	55	61	118